Financial instruments and fair value disclosures - Liquidity risk (Details) - USD ($)	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2019
Disclosure of maturity analysis for derivative financial liabilities [line items]
Maturity profile of the anticipated future cash flows including interest, using the latest applicable relevant rate, based on the earliest date on which the Company can be required to pay financial liabilities on an undiscounted basis	$ 19,528,068	$ 8,379,823	$ 7,302,450
Within one year
Disclosure of maturity analysis for derivative financial liabilities [line items]
Maturity profile of the anticipated future cash flows including interest, using the latest applicable relevant rate, based on the earliest date on which the Company can be required to pay financial liabilities on an undiscounted basis	17,068,655	7,845,749	3,798,286
More than one year but less than two years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Maturity profile of the anticipated future cash flows including interest, using the latest applicable relevant rate, based on the earliest date on which the Company can be required to pay financial liabilities on an undiscounted basis			3,297,468
More than two years but less than five years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Maturity profile of the anticipated future cash flows including interest, using the latest applicable relevant rate, based on the earliest date on which the Company can be required to pay financial liabilities on an undiscounted basis	2,459,413	534,074	206,696
Trade and other payables
Disclosure of maturity analysis for derivative financial liabilities [line items]
Maturity profile of the anticipated future cash flows including interest, using the latest applicable relevant rate, based on the earliest date on which the Company can be required to pay financial liabilities on an undiscounted basis	17,068,655	2,385,777	3,798,286
Trade and other payables | Within one year
Disclosure of maturity analysis for derivative financial liabilities [line items]
Maturity profile of the anticipated future cash flows including interest, using the latest applicable relevant rate, based on the earliest date on which the Company can be required to pay financial liabilities on an undiscounted basis	17,068,655	2,385,777	3,798,286
Deferred government grants
Disclosure of maturity analysis for derivative financial liabilities [line items]
Maturity profile of the anticipated future cash flows including interest, using the latest applicable relevant rate, based on the earliest date on which the Company can be required to pay financial liabilities on an undiscounted basis	2,459,413	534,074	206,696
Deferred government grants | More than two years but less than five years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Maturity profile of the anticipated future cash flows including interest, using the latest applicable relevant rate, based on the earliest date on which the Company can be required to pay financial liabilities on an undiscounted basis	$ 2,459,413	534,074	206,696
Loans
Disclosure of maturity analysis for derivative financial liabilities [line items]
Maturity profile of the anticipated future cash flows including interest, using the latest applicable relevant rate, based on the earliest date on which the Company can be required to pay financial liabilities on an undiscounted basis		1,033,632
Loans | Within one year
Disclosure of maturity analysis for derivative financial liabilities [line items]
Maturity profile of the anticipated future cash flows including interest, using the latest applicable relevant rate, based on the earliest date on which the Company can be required to pay financial liabilities on an undiscounted basis		1,033,632
Convertible loans
Disclosure of maturity analysis for derivative financial liabilities [line items]
Maturity profile of the anticipated future cash flows including interest, using the latest applicable relevant rate, based on the earliest date on which the Company can be required to pay financial liabilities on an undiscounted basis		4,426,340	3,297,468
Convertible loans | Within one year
Disclosure of maturity analysis for derivative financial liabilities [line items]
Maturity profile of the anticipated future cash flows including interest, using the latest applicable relevant rate, based on the earliest date on which the Company can be required to pay financial liabilities on an undiscounted basis		$ 4,426,340
Convertible loans | More than one year but less than two years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Maturity profile of the anticipated future cash flows including interest, using the latest applicable relevant rate, based on the earliest date on which the Company can be required to pay financial liabilities on an undiscounted basis			$ 3,297,468